Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Forward Purchase Agreement Assets and Liabilities - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Change In the Fair Value of The Forward Purchase Agreement Assets and Liabilities [Abstract]
Derivative liabilities at beginning	$ 241,264	$ 521,886	$ 331,777
Loss on entry into forward purchase agreement				295,330
Change in fair value of derivative liabilities	324,049	(367,567)	190,109	36,447
Derivative liabilities at ending	400,874	241,264	$ 521,886	$ 331,777
Non-redemption agreements liabilities transferred to equity	$ (164,439)
Loss on entry into non redemption agreement		$ 86,945